Income Taxes - Current and deferred portions of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Current	$ 67	¥ 465
Income tax expenses	$ 67	¥ 465	¥ 0	¥ 0